GOING CONCERN	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 2. GOING CONCERN

The accompanying condensed consolidated carve-out financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which contemplate continuation of the Company as a going concern and realization of assets and satisfaction of liabilities in the normal course of business and do not include any adjustments that might result from the outcome of any uncertainties related to our going concern assessment. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values.

As of March 31, 2024, the Company had approximately $1.0 million in cash and a working capital deficit of approximately $2.9 million.

For the three months ended March 31, 2024, the Company incurred net losses of approximately $0.7 million and cash used in operating activities of approximately $2.5 million. The Company’s liquidity needs through March 31, 2024 have been satisfied through additional investments from HCMC, our parent company (see Note 15 Related Party Transactions). Subsequent to March 31, 2024, the Company secured a financing commitment with a key investor (See Note 17 Subsequent Events). This commitment allows the Company to draw up to $5 million from its revolving credit facility to be used for expansion and working capital purposes. The loan will be repayable in full on August 31, 2025 and the interest rate on the loan is 12%. After the spin-off, the Company will need to develop new sources of financing to fund future operations and capital expansion. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all.

The Company believes its cash on hand and its ability to draw on its $5 million line of credit will enable the Company to meet its obligations and capital requirements for at least the twelve months from the date these financial statements are issued. Accordingly, no adjustment has been made to the financial statements to account for this uncertainty.

NOTE 2. GOING CONCERN AND MANAGEMENT’S PLANS

The accompanying consolidated carve-out financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which contemplate continuation of the Company as a going concern and realization of assets and satisfaction of liabilities in the normal course of business and do not include any adjustments that might result from the outcome of any uncertainties related to our going concern assessment. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values.

As of December 31, 2023, the Company had approximately $1.4 million in cash and a working capital deficit of approximately $2.6 million.

For the year ended December 31, 2023, the Company incurred net losses of approximately $9.9 million and cash used in operating activities of approximately $2.5 million. The Company’s liquidity needs through December 31, 2023 have been satisfied through additional investments from HCMC, our parent company (see Note 15 Related Party Transactions). Subsequent to March 31, 2024, the Company secured a financing commitment with a key investor (See Note 18 Subsequent Events). This commitment allows the Company to draw up to $5 million from its revolving credit facility to be used for expansion and working capital purposes. The loan will be repayable in full on August 31, 2025 and the interest rate on the loan is 12%. After the spin-off, the Company will need to develop new sources of financing to fund future operations and capital expansion. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all.

The Company believes its cash on hand and its ability to draw on its $5 million line of credit will enable the Company to meet its obligations and capital requirements for at least the twelve months from the date these financial statements are issued. Accordingly, no adjustment has been made to the financial statements to account for this uncertainty.